Leases (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases
Summary of operating leases

	Three Months Ended		Six Months Ended
(in thousands)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Operating lease expense	$105	$877	$581	$1,757
Variable lease expense	178	543	504	1,081
	$283	$1,420	$1,085	$2,838

	Six Months Ended
	June 30, 2026	June 30, 2025
Weighted-average discount rate	0.0%	9.7%
Weighted-average remaining lease term (years)	0.0	9.8

	Three Months Ended		Six Months Ended
(in thousands)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Sublease rental income	$225	$363	$580	$730

	Year Ended
(in thousands)	December 31, 2025	December 31, 2024
Operating lease cost	$3,419	$3,505
Variable lease cost	2,103	2,127
	$5,522	$5,632

	Year Ended
	December 31, 2025	December 31, 2024
Weighted-average discount rate	9.7%	9.7%
Weighted-average remaining lease term (years)	9.3	10.2

	Year Ended
(in thousands)	December 31, 2025	December 31, 2024
Sublease rental income	$1,467	$987